AB Relative Value Fund, Inc.

Portfolio of Investments

January 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.7%
Financials – 22.2%
Banks – 8.5%
Bank OZK	353,164	$15,931,228
JPMorgan Chase & Co.	403,214	70,304,393
Wells Fargo & Co.	1,379,082	69,202,335

		155,437,956

Capital Markets – 0.4%
Raymond James Financial, Inc.	64,292	7,083,692

Financial Services – 10.2%
Berkshire Hathaway, Inc. - Class B(a)	183,821	70,539,471
Fiserv, Inc.(a)	351,490	49,865,886
Mastercard, Inc. - Class A	135,332	60,795,194
PayPal Holdings, Inc.(a)	116,460	7,144,821

		188,345,372

Insurance – 3.1%
American International Group, Inc.	179,438	12,472,735
Axis Capital Holdings Ltd.	489,928	29,160,515
MetLife, Inc.	221,521	15,355,836

		56,989,086

		407,856,106

Health Care – 19.3%
Biotechnology – 8.3%
Amgen, Inc.	141,427	44,444,849
Gilead Sciences, Inc.(b)	506,010	39,600,343
Regeneron Pharmaceuticals, Inc.(a)	64,841	61,130,798
United Therapeutics Corp.(a)	32,540	6,988,941

		152,164,931

Health Care Equipment & Supplies – 0.7%
GE Healthcare, Inc.	170,910	12,537,958

Health Care Providers & Services – 7.2%
Cencora, Inc.	235,730	54,849,656
Elevance Health, Inc.(b)	144,291	71,198,951
Quest Diagnostics, Inc.(b)	49,958	6,416,106

		132,464,713

Pharmaceuticals – 3.1%
Merck & Co., Inc.	213,810	25,823,972
Roche Holding AG (Sponsored ADR)(b)	887,110	31,173,045

		56,997,017

		354,164,619

Industrials – 14.7%
Aerospace & Defense – 1.9%
Curtiss-Wright Corp.	31,819	7,081,955
RTX Corp.(b)	80,295	7,316,480
Textron, Inc.	250,608	21,229,004

		35,627,439

Company	Shares	U.S. $ Value

Building Products – 1.3%
Allegion PLC	114,690	$14,208,944
Builders FirstSource, Inc.(a)	53,014	9,210,122

		23,419,066

Construction & Engineering – 0.9%
EMCOR Group, Inc.	72,380	16,510,602

Electrical Equipment – 3.1%
Emerson Electric Co.	316,739	29,054,469
nVent Electric PLC	454,311	27,276,832

		56,331,301

Machinery – 3.8%
Dover Corp.	84,030	12,586,013
Middleby Corp. (The)(a)	41,921	5,913,795
Oshkosh Corp.	96,720	10,648,872
PACCAR, Inc.	290,281	29,141,310
Westinghouse Air Brake Technologies Corp.	83,352	10,966,623

		69,256,613

Professional Services – 2.1%
Maximus, Inc.	129,173	10,478,514
Robert Half, Inc.	358,243	28,494,648

		38,973,162

Trading Companies & Distributors – 1.6%
Ferguson PLC	153,750	28,883,475

		269,001,658

Information Technology – 9.7%
Communications Equipment – 1.5%
Cisco Systems, Inc.	423,074	21,229,854
Telefonaktiebolaget LM Ericsson (Sponsored ADR)(b)	1,211,530	6,675,530

		27,905,384

Electronic Equipment, Instruments & Components – 0.4%
IPG Photonics Corp.(a)	84,389	8,260,839

IT Services – 2.6%
Accenture PLC - Class A	100,675	36,633,619
EPAM Systems, Inc.(a)	36,456	10,138,778

		46,772,397

Semiconductors & Semiconductor Equipment – 5.2%
QUALCOMM, Inc.	406,174	60,320,901
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	228,389	25,798,821

Company	Shares	U.S. $ Value

Texas Instruments, Inc.(b)	61,000	$9,767,320

		95,887,042

		178,825,662

Energy – 7.9%
Energy Equipment & Services – 1.8%
Cactus, Inc. - Class A	171,030	7,258,513
ChampionX Corp.	537,480	14,732,327
Helmerich & Payne, Inc.	255,358	10,280,713

		32,271,553

Oil, Gas & Consumable Fuels – 6.1%
Chevron Corp.	110,777	16,331,853
ConocoPhillips	195,042	21,819,349
EOG Resources, Inc.	252,339	28,713,655
Phillips 66	319,262	46,072,699

		112,937,556

		145,209,109

Communication Services – 6.0%
Diversified Telecommunication Services – 2.1%
Comcast Corp. - Class A	829,103	38,586,454

Entertainment – 1.6%
Electronic Arts, Inc.	211,020	29,032,131

Interactive Media & Services – 2.3%
Alphabet, Inc. - Class C(a)	292,905	41,533,929

		109,152,514

Consumer Staples – 5.8%
Consumer Staples Distribution & Retail – 3.1%
Walmart, Inc.	343,610	56,781,553

Tobacco – 2.7%
Philip Morris International, Inc.	551,285	50,084,242

		106,865,795

Consumer Discretionary – 5.3%
Automobile Components – 1.4%
Aptiv PLC(a)	149,800	12,183,234
BorgWarner, Inc.	393,977	13,355,820

		25,539,054

Distributors – 1.3%
LKQ Corp.	535,536	24,993,465

Household Durables – 0.4%
DR Horton, Inc.	47,944	6,851,677

Specialty Retail – 2.2%
Lowe’s Cos., Inc.	31,096	6,618,473
Ross Stores, Inc.	236,600	33,190,248

		39,808,721

		97,192,917

Company	Shares	U.S. $ Value

Materials – 2.7%
Chemicals – 2.0%
LyondellBasell Industries NV - Class A	111,300	$10,475,556
PPG Industries, Inc.	178,448	25,168,306

		35,643,862

Metals & Mining – 0.7%
BHP Group Ltd. (Sponsored ADR)(b)	212,091	12,984,211

		48,628,073

Real Estate – 2.1%
Specialized REITs – 2.1%
Public Storage	39,610	11,217,156
Weyerhaeuser Co.	849,548	27,839,688

		39,056,844

Total Common Stocks (cost $1,389,322,365)		1,755,953,297

SHORT-TERM INVESTMENTS – 4.5%
Investment Companies – 4.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(c) (d) (e) (cost $81,990,768)	81,990,768	81,990,768

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $1,471,313,133)		1,837,944,065

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.24%(c) (d) (e) (cost $21,818,676)	21,818,676	21,818,676

Total Investments – 101.4% (cost $1,493,131,809)(f)		1,859,762,741
Other assets less liabilities – (1.4)%		(25,979,459)

Net Assets – 100.0%		$1,833,783,282

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $373,587,546 and gross unrealized depreciation of investments was $(6,956,614), resulting in net unrealized appreciation of $366,630,932.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Relative Value Fund, Inc.

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,755,953,297	$—	$—	$1,755,953,297
Short-Term Investments	81,990,768	—	—	81,990,768
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	21,818,676	—	—	21,818,676

Total Investments in Securities	1,859,762,741	—	—	1,859,762,741
Other Financial Instruments(b)	—	—	—	—

Total	$1,859,762,741	$—	$—	$1,859,762,741

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized apprecaiation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2024 is as follows:

Fund	Market Value 10/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$83,794	$167,600	$169,403	$81,991	$1,059
Government Money Market Portfolio*	1,685	50,322	30,188	21,819	162
Total	$85,479	$217,922	$199,591	$103,810	$1,221

*	Investments of cash collateral for securities lending transactions.